Schedule of Concentration of Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 198,740	$ 515,348
Accounts receivable	$ 4,571
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 33,554	$ 30,678
Accounts receivable
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	6.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 19,714	$ 29,050
Accounts receivable
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	5.60%
Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 95,415	$ 426,264
Accounts receivable
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	48.00%	82.70%
Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 27,081	$ 29,356
Accounts receivable
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	5.70%
Customer E [Member]
Concentration Risk [Line Items]
Revenue	$ 14,063
Accounts receivable	$ 3,807
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.00%
Customer F [Member]
Concentration Risk [Line Items]
Revenue	$ 8,149
Accounts receivable
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%
Customer G [Member]
Concentration Risk [Line Items]
Revenue	$ 764
Accounts receivable	$ 764
Customer G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%